Statement of consolidated comprehensive income (loss) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Loss for the year	R$ (10,961)	R$ (12,052)	R$ (4,890)
Items that will be reclassified subsequently to profit or loss
Fair value adjustments of cash flow hedge	135	(179)	150
Fair value adjustments of trade accounts receivable	(1)	(1)
Exchange variation in hyperinflationary economy, net of taxes	4	18
Cash flow hedges,net of tax	138	(162)	150
Exchange variation of foreign sales hedge	551	(3,054)	2,359
Exchange variation of foreign sales hedge - Braskem Idesa, net of taxes	1,328	(1,066)	1,497
Sales hedges, net of tax	1,879	(4,120)	3,856
Foreign subsidiaries currency translation adjustment	(3,247)	6,682	(2,464)
Total	(1,230)	2,400	1,542
Item that will not be reclassified to profit or loss
Actuarial gain (loss) with post-employment benefits, net of taxes	5	58	(85)
Fair value on financial transactions, net of taxes	(4)	(49)
Total	1	9	(85)
Total comprehensive loss for the year	(12,190)	(9,643)	(3,433)
Attributable to:
Company's shareholders	(11,365)	(8,773)	(3,405)
Non-controlling interest in subsidiaries	(825)	(870)	(28)
Total comprehensive loss for the year	R$ (12,190)	R$ (9,643)	R$ (3,433)